Related-Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Oct. 23, 2018	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Rent expense						$ 7,300,000	$ 6,200,000
EagleTree-Carbide (GP), LLC
Related Party Transaction [Line Items]
Related party transaction, expenses incurred	$ 21,000	$ 33,000	$ 100,000	$ 100,000		300,000	300,000
Related party transaction, unpaid amount	21,000		21,000			100,000	100,000
Director
Related Party Transaction [Line Items]
Cash paid for inventory					$ 25,300,000
Related party transaction, expenses incurred	30,000	$ 8,000	92,000	$ 55,000		100,000	100,000
Related party transaction, unpaid amount	44,000		44,000			16,000
Director | Consulting Fees
Related Party Transaction [Line Items]
Related party transaction, unpaid amount						30,000	30,000
Affiliated Entity and Director
Related Party Transaction [Line Items]
Second lien term loan balance held by all related parties	$ 0		$ 0			5,800,000	7,600,000
Chief Executive Officer
Related Party Transaction [Line Items]
Rent expense						54,000	54,000
Security deposit for the lease						5,000
Unpaid rent balance included in the accounts payable						$ 0	5,000
Percentage of principal balance						50.00%
Affiliated Entity And Chief Executive Officer
Related Party Transaction [Line Items]
Outstanding principal balance							$ 4,000,000
Unrelated third party
Related Party Transaction [Line Items]
Percentage of principal balance						50.00%